DWS Emerging Markets Fixed Income Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.17%	(2.15%)	1.26%
JP Morgan EMBI Global Diversified ex-CCC Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.93%	0.20%	3.62%
JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	1.78%	4.40%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.34%	(1.43%)	1.26%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.95%	(0.36%)	1.63%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.50%	1.04%	3.41%
Performance Inception Date	Jun. 18, 2001
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.97%	2.26%	4.17%
Performance Inception Date	Mar. 03, 2008
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.07%	2.26%	4.14%
Performance Inception Date	Dec. 31, 1993